Summary of Significant Accounting and Reporting Policies (Details 5) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2013 Notes	Dec. 31, 2013 Notes	Dec. 31, 2011 Notes NLC
Debt Issuance Costs
Debt issuance costs amortized	$ 2,300,000	$ 200,000	$ 400,000	$ 2,100,000		$ 200,000
Par value of debts purchased						6,900,000
Interest rate (as a percent)					7.50%
Advertising
Advertising expense	$ 5,300,000	$ 400,000	$ 34,000